UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2010
                                                    --------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland        May 17, 2010
--------------------------          -------------------      ----------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
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Form 13F Information Table Entry Total:                 100
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Form 13F Information Table Value Total:             $2,131,835
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                               FORM 13F
                                                    Quarter Ended March 31, 2010

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                                   CLASS                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                                   -----                   ------    -------   ---  ----  ----------   -----    --------------------
NAME OF ISSUER                     TITLE         CUSIP   (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                     -----         -----   ---------   -------   ---  ----  ----------  --------  ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC               COM        009158106   22,488    304,100    SH            SOLE               304,100
AIRVANA INC                         COM        00950V101    6,950    907,349    SH            SOLE               907,349
ALCON INC                         COM SHS      H01301102   37,330    231,062    SH            SOLE               231,062
ALLIANCE DATA SYSTEMS CORP          COM        018581108   38,978    609,134    SH            SOLE               609,134
ALTRIA GROUP INC                    COM        02209S103    3,364    163,946    SH            SOLE               163,946
AMERICAN AXLE & MFG HLDGS IN        COM        024061103    6,114    612,600    SH            SOLE               612,600
AMERICAN EXPRESS CO                 COM        025816109   21,721    526,450    SH            SOLE               526,450
APPLE INC                           COM        037833100   17,625     75,000    SH            SOLE                75,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   29,007    660,598    SH            SOLE               660,598
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938LAK0    5,631  3,500,000    PRN           SOLE                              NONE
ARGON ST INC                        COM        040149106      532     20,000    SH            SOLE                20,000
BANK OF AMERICA CORPORATION         COM        060505104   62,478  3,500,170    SH            SOLE             3,500,170
BARRICK GOLD CORP                   COM        067901108    3,052     79,600    SH            SOLE                79,600
BLACKSTONE GROUP L P           COM UNIT LTD    09253U108    1,400    100,000    SH            SOLE               100,000
BRINKER INTL INC                    COM        109641100    1,060     55,000    SH            SOLE                55,000
BRINKS HOME SEC HLDGS INC           COM        109699108   21,544    506,328    SH            SOLE               506,328
BWAY HOLDING COMPANY                COM        12429T104      567     28,200    SH            SOLE                28,200
CAPITAL ONE FINL CORP               COM        14040H105   31,474    760,060    SH            SOLE               760,060
CBL & ASSOC PPTYS INC               COM        124830100    1,931    140,927    SH            SOLE               140,927
CF INDS HLDGS INC                   COM        125269100   18,159    199,155    SH            SOLE               199,155
CHESAPEAKE ENERGY CORP              COM        165167107   13,094    553,900    SH            SOLE               553,900
CISCO SYS INC                       COM        17275R102   29,940  1,150,200    SH            SOLE             1,150,200
CITIGROUP INC                       COM        172967101   40,190  9,923,536    SH            SOLE             9,923,536
CITIGROUP INC                       COM        172967101    4,050  1,000,000    SH   CALL     SOLE             1,000,000
CKE RESTAURANTS INC                 COM        12561E105    8,829    797,600    SH            SOLE               797,600
CLEAR CHANNEL OUTDOOR HLDGS         CL A       18451C109    3,754    353,839    SH            SOLE               353,839
CLEARWIRE CORP NEW                  CL A       18538Q105   24,451  3,414,950    SH            SOLE             3,414,950
CLEARWIRE CORP NEW           RIGHT 06/21/2010  18538Q139      646  3,489,950    SH            SOLE             3,489,950
COCA COLA ENTERPRISES INC           COM        191219104    5,715    206,600    SH            SOLE               206,600
CVS CAREMARK CORPORATION            COM        126650100   16,818    460,000    SH            SOLE               460,000
D R HORTON INC                NOTE 2.000% 5/1  23331ABB4    5,940  5,000,000    PRN           SOLE                              NONE
DENBURY RES INC                   COM NEW      247916208   46,532  2,758,264    SH            SOLE             2,758,264
DIGITALGLOBE INC                  COM NEW      25389M877    3,033    108,517    SH            SOLE               108,517
ELIXIR GAMING TECHNOLOGIES I        COM        28661G105      240    961,639    SH            SOLE               961,639
EQUINIX INC                       COM NEW      29444U502      565      5,800    SH            SOLE                 5,800
FACET BIOTECH CORP                  SHS        30303Q103   31,382  1,162,711    SH            SOLE             1,162,711
FORD MTR CO DEL                COM PAR $0.01   345370860    3,143    250,000    SH            SOLE               250,000
FORD MTR CO DEL               NOTE 4.250%11/1  345370CN8   15,132 10,000,000    PRN           SOLE                              NONE
GENERAL GROWTH PPTYS INC            COM        370021107   26,259  1,632,026    SH            SOLE             1,632,026
GOOGLE INC                          CL A       38259P508   22,652     39,942    SH            SOLE                39,942
HERTZ GLOBAL HOLDINGS INC           COM        42805T105    3,782    378,550    SH            SOLE               378,550
HERTZ GLOBAL HOLDINGS INC           COM        42805T105    4,995    500,000    SH   CALL     SOLE               500,000
INTERACTIVE DATA CORP               COM        45840J107    3,267    102,081    SH            SOLE               102,081
INTERPUBLIC GROUP COS INC           COM        460690100    4,784    575,000    SH            SOLE               575,000
INVENTIV HEALTH INC                 COM        46122E105    1,974     87,869    SH            SOLE                87,869
IRIDIUM COMMUNICATIONS INC          COM        46269C102    1,369    168,804    SH            SOLE               168,804
IRIDIUM COMMUNICATIONS INC          COM        46269C102      892    110,000    SH   CALL     SOLE               110,000
JACK IN THE BOX INC                 COM        466367109    5,706    242,300    SH            SOLE               242,300
JPMORGAN CHASE & CO                 COM        46625H100   95,159  2,126,449    SH            SOLE             2,126,449
JPMORGAN CHASE & CO          *W EXP 10/28/201  46634E114    7,685    500,000    SH            SOLE               500,000
L-1 IDENTITY SOLUTIONS INC          COM        50212A106    4,465    500,000    SH   CALL     SOLE               500,000
LEAR CORP                         COM NEW      521865204   35,778    450,886    SH            SOLE               450,886
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708    6,900    126,210    SH            SOLE               126,210
LIGAND PHARMACEUTICALS INC          CL B       53220K207    5,201  2,989,347    SH            SOLE             2,989,347
LIVE NATION ENTERTAINMENT IN        COM        538034109    3,701    255,209    SH            SOLE               255,209
MF GLOBAL HLDGS LTD                 COM        55277J108   11,631  1,441,325    SH            SOLE             1,441,325
MGM MIRAGE                          COM        552953101   16,740  1,395,000    SH            SOLE             1,395,000
MILLIPORE CORP                      COM        601073109   28,374    268,690    SH            SOLE               268,690
NALCO HOLDING COMPANY               COM        62985Q101   14,875    611,400    SH            SOLE               611,400
NCR CORP NEW                        COM        62886E108    1,140     82,600    SH            SOLE                82,600
NOVELL INC                          COM        670006105   14,566   2,427,696   SH            SOLE             2,427,696
NRG ENERGY INC                    COM NEW      629377508    3,135    150,000    SH            SOLE               150,000
OCH ZIFF CAP MGMT GROUP             CL A       67551U105   19,318  1,207,400    SH            SOLE             1,207,400
OCWEN FINL CORP                   COM NEW      675746309   30,516  2,751,699    SH            SOLE             2,751,699
ORACLE CORP                         COM        68389X105   16,069    625,000    SH            SOLE               625,000
ORIENT-EXPRESS HOTELS LTD           CL A       G67743107   13,719    967,465    SH            SOLE               967,465
OSI PHARMACEUTICALS INC             COM        671040103   61,909  1,039,606    SH            SOLE             1,039,606
PULTE HOMES INC                     COM        745867101    2,412    214,374    SH            SOLE               214,374
QUANTUM CORP                      COM DSSG     747906204   12,600  4,790,747    SH            SOLE             4,790,747
REPUBLIC SVCS INC                   COM        760759100    3,143    108,300    SH            SOLE               108,300
REPUBLIC SVCS INC                   COM        760759100   29,020  1,000,000    SH   CALL     SOLE             1,000,000
RSC HOLDINGS INC                    COM        74972L102    7,257    911,720    SH            SOLE               911,720
SAKS INC                            COM        79377W108   32,197  3,743,873    SH            SOLE             3,743,873
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   19,938  1,250,000    SH            SOLE             1,250,000
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   15,950  1,000,000    SH   CALL     SOLE             1,000,000
SILICON STORAGE TECHNOLOGY I        COM        827057100   11,826  3,890,086    SH            SOLE             3,890,086
SMITH INTL INC                      COM        832110100   49,243  1,150,000    SH            SOLE             1,150,000
SPDR GOLD TRUST                  GOLD SHS      78463V107   21,790    200,000    SH   CALL     SOLE               200,000
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103  234,000  2,000,000    SH   PUT      SOLE             2,000,000
SPDR SERIES TRUST             S&P HOMEBUILD    78464A888    8,410    500,000    SH   CALL     SOLE               500,000
SWITCH & DATA FACILITIES COM      COM          871043105    3,996    225,000    SH            SOLE               225,000
TECHWELL INC                      COM          87874D101    1,248     66,738    SH            SOLE                66,738
TELMEX INTERNACIONAL SAB DE   SPONS ADR SR L   879690105    5,526    286,600    SH            SOLE               286,600
TENNECO INC                       COM          880349105   28,266  1,195,167    SH            SOLE             1,195,167
TERRA INDS INC                    COM          880915103  124,314  2,716,655    SH            SOLE             2,716,655
TEXAS INDS INC                    COM          882491103   16,993    497,313    SH            SOLE               497,313
THERAVANCE INC                    COM          88338T104   55,745  4,185,026    SH            SOLE             4,185,026
U S G CORP                      COM NEW        903293405   15,206    886,103    SH            SOLE               886,103
UNITEDHEALTH GROUP INC            COM          91324P102   27,348    837,103    SH            SOLE               837,103
VIACOM INC NEW                    CL B         92553P201   27,944    812,787    SH            SOLE               812,787
VIRGIN MEDIA INC                  COM          92769L101   38,548  2,233,362    SH            SOLE             2,233,362
WELLPOINT INC                     COM          94973V107   66,565  1,033,940    SH            SOLE             1,033,940
WESCO INTL INC                    COM          95082P105   15,990    460,666    SH            SOLE               460,666
WHITING PETE CORP NEW             COM          966387102   32,311    399,691    SH            SOLE               399,691
WHITING PETE CORP NEW         PERP PFD CONV    966387201   29,813    150,000    SH            SOLE                              NONE
WYNDHAM WORLDWIDE CORP            COM          98310W108   30,069  1,168,635    SH            SOLE             1,168,635
WYNDHAM WORLDWIDE CORP       NOTE 3.500% 5/0   98310WAC2   10,323  5,000,000    PRN           SOLE                              NONE
XEROX CORP                        COM          984121103   67,855  6,959,467    SH            SOLE             6,959,467
XTO ENERGY INC                    COM          98385X106   31,611    670,000    SH            SOLE               670,000
ZYGO CORP                         COM          989855101    2,958    320,497    SH            SOLE               320,497
